INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income taxes [Abstract]
Disclosure of income taxes	Income tax expense is as follows:

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Current tax expense	269,924	218,540	120,115
Deferred tax benefit	(30,178)	(12,001)	(62,474)
Taxes relating to prior years	(1,274)	2,556	514
Total income tax expense	238,472	209,095	58,155

Income tax reconciliation
The table below provides a reconciliation between actual income tax expense and the theoretical income tax expense, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0 percent for each of the years ended December 31, 2022, 2021 and 2020.

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Theoretical income tax expense	282,664	250,136	160,088
Tax effect on:
Permanent and other differences	(85,736)	(79,267)	(129,016)
Italian Regional Income Tax (IRAP)	39,446	32,422	22,662
Effect of changes in tax rates and tax regulations	553	633	800
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	1,945	2,077	1,734
Taxes relating to prior years	(1,274)	2,556	514
Withholding tax on earnings	875	539	1,373
Income tax expense	238,472	209,095	58,155

Effective tax rate	20.2%	20.1%	8.7%

Disclosure of deferred tax liabilities
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021, is as follows:

	At December 31,
	2022	2021
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	107,252	94,808
To be recovered within 12 months	96,130	73,949
	203,382	168,757
Deferred tax liabilities:
To be realized after 12 months	(86,160)	(78,496)
To be realized within 12 months	(40,347)	(17,477)
	(126,507)	(95,973)
Net deferred tax assets/(liabilities)	76,875	72,784

Disclosure of deferred tax assets
The analysis of deferred tax assets and deferred tax liabilities at December 31, 2022 and 2021, is as follows:

	At December 31,
	2022	2021
	(€ thousand)
Deferred tax assets:
To be recovered after 12 months	107,252	94,808
To be recovered within 12 months	96,130	73,949
	203,382	168,757
Deferred tax liabilities:
To be realized after 12 months	(86,160)	(78,496)
To be realized within 12 months	(40,347)	(17,477)
	(126,507)	(95,973)
Net deferred tax assets/(liabilities)	76,875	72,784

Disclosure of deferred income tax liabilities
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2021	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2022
	(€ thousand)
Deferred tax assets arising on:
Provisions	103,981	16,556	—	(258)	120,279
Deferred income	51,635	—	—	—	51,635
Employee benefits	3,041	—	(376)	—	2,665
Foreign currency exchange rate differences	610	2,830	—	(1)	3,439
Cash flow hedge reserve	8,455	—	(8,455)	—	—
Inventory obsolescence	69,107	31,648	—	80	100,835
Allowances for doubtful accounts	5,178	50	—	(5)	5,223
Depreciation	17,555	(15)	—	(7)	17,533
Trademark step-up	84,537	837	—	—	85,374
Patent box	65,693	12,688	—	—	78,381
Other	14,328	575	—	(59)	14,844
Total deferred tax assets	424,120	65,169	(8,831)	(250)	480,208
Deferred tax liabilities arising on:
Depreciation	(6,781)	2,076	—	(352)	(5,057)
Capitalization of development costs	(311,438)	(44,134)	—	(2)	(355,574)
Employee benefits	(1,053)	(457)	—	—	(1,510)
Foreign currency exchange rate differences	(526)	(634)	—	—	(1,160)
Cash flow hedge reserve	—	—	(16,171)	—	(16,171)
Tax on undistributed earnings	(17,404)	6,826	—	—	(10,578)
Other	(14,134)	1,332	—	(481)	(13,283)
Total deferred tax liabilities	(351,336)	(34,991)	(16,171)	(835)	(403,333)
Total net deferred tax assets/(liabilities)	72,784	30,178	(25,002)	(1,085)	76,875

	At December 31, 2020	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2021
	(€ thousand)
Deferred tax assets arising on:
Provisions	90,663	12,712	—	606	103,981
Deferred income	52,241	(606)	—	—	51,635
Employee benefits	2,931	—	110	—	3,041
Foreign currency exchange rate differences	516	95	—	(1)	610
Cash flow hedge reserve	—	—	8,455	—	8,455
Inventory obsolescence	61,726	7,131	—	250	69,107
Allowances for doubtful accounts	5,643	(474)	—	9	5,178
Depreciation	17,551	7	—	(3)	17,555
Trademark step-up	83,700	837	—	—	84,537
Patent box	27,902	37,791	—	—	65,693
Other	6,027	3,927	—	4,374	14,328
Total deferred tax assets	348,900	61,420	8,565	5,235	424,120
Deferred tax liabilities arising on:
Depreciation	(7,550)	1,217	—	(448)	(6,781)
Capitalization of development costs	(264,087)	(47,349)	—	(2)	(311,438)
Employee benefits	(844)	(209)	—	—	(1,053)
Foreign currency exchange rate differences	(559)	33	—	—	(526)
Cash flow hedge reserve	(9,505)	—	9,505	—	—
Tax on undistributed earnings	(15,861)	(1,543)	—	—	(17,404)
Other	(11,747)	(1,568)	—	(819)	(14,134)
Total deferred tax liabilities	(310,153)	(49,419)	9,505	(1,269)	(351,336)
Total net deferred tax assets/(liabilities)	38,747	12,001	18,070	3,966	72,784

Disclosure of deferred income tax assets
The movements in deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, are as follows:

	At December 31, 2021	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2022
	(€ thousand)
Deferred tax assets arising on:
Provisions	103,981	16,556	—	(258)	120,279
Deferred income	51,635	—	—	—	51,635
Employee benefits	3,041	—	(376)	—	2,665
Foreign currency exchange rate differences	610	2,830	—	(1)	3,439
Cash flow hedge reserve	8,455	—	(8,455)	—	—
Inventory obsolescence	69,107	31,648	—	80	100,835
Allowances for doubtful accounts	5,178	50	—	(5)	5,223
Depreciation	17,555	(15)	—	(7)	17,533
Trademark step-up	84,537	837	—	—	85,374
Patent box	65,693	12,688	—	—	78,381
Other	14,328	575	—	(59)	14,844
Total deferred tax assets	424,120	65,169	(8,831)	(250)	480,208
Deferred tax liabilities arising on:
Depreciation	(6,781)	2,076	—	(352)	(5,057)
Capitalization of development costs	(311,438)	(44,134)	—	(2)	(355,574)
Employee benefits	(1,053)	(457)	—	—	(1,510)
Foreign currency exchange rate differences	(526)	(634)	—	—	(1,160)
Cash flow hedge reserve	—	—	(16,171)	—	(16,171)
Tax on undistributed earnings	(17,404)	6,826	—	—	(10,578)
Other	(14,134)	1,332	—	(481)	(13,283)
Total deferred tax liabilities	(351,336)	(34,991)	(16,171)	(835)	(403,333)
Total net deferred tax assets/(liabilities)	72,784	30,178	(25,002)	(1,085)	76,875

	At December 31, 2020	Recognized in consolidated income statement	Charged to equity	Translation differences and other changes	At December 31, 2021
	(€ thousand)
Deferred tax assets arising on:
Provisions	90,663	12,712	—	606	103,981
Deferred income	52,241	(606)	—	—	51,635
Employee benefits	2,931	—	110	—	3,041
Foreign currency exchange rate differences	516	95	—	(1)	610
Cash flow hedge reserve	—	—	8,455	—	8,455
Inventory obsolescence	61,726	7,131	—	250	69,107
Allowances for doubtful accounts	5,643	(474)	—	9	5,178
Depreciation	17,551	7	—	(3)	17,555
Trademark step-up	83,700	837	—	—	84,537
Patent box	27,902	37,791	—	—	65,693
Other	6,027	3,927	—	4,374	14,328
Total deferred tax assets	348,900	61,420	8,565	5,235	424,120
Deferred tax liabilities arising on:
Depreciation	(7,550)	1,217	—	(448)	(6,781)
Capitalization of development costs	(264,087)	(47,349)	—	(2)	(311,438)
Employee benefits	(844)	(209)	—	—	(1,053)
Foreign currency exchange rate differences	(559)	33	—	—	(526)
Cash flow hedge reserve	(9,505)	—	9,505	—	—
Tax on undistributed earnings	(15,861)	(1,543)	—	—	(17,404)
Other	(11,747)	(1,568)	—	(819)	(14,134)
Total deferred tax liabilities	(310,153)	(49,419)	9,505	(1,269)	(351,336)
Total net deferred tax assets/(liabilities)	38,747	12,001	18,070	3,966	72,784